Supplement Dated November 16, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated November 16, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective November 19, 2012, for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, please remove all references to Robert J. Eastman.

Effective November 19, 2012, in the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Portfolio Managers” please add the following:

Name:	Joined Management Team In:	Title:
John Truschel, CFA	November 2012	Executive Vice President and Global Head of Investment Strategy, The Boston Company

Effective November 19, 2012, in the prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second and third paragraphs in their entirety and replace with the following:

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Sean P. Fitzgibbon, CFA, Jeffrey D. McGrew, CFA, and John Truschel, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

John Truschel, CFA, is an Executive Vice President (since 2008, previously Chief Investment Officer from 2007 to 2011) of The Boston Company and Global Head of Investment Strategy.  In this position he oversees the combined work of product development, portfolio strategy and portfolio engineering.  Mr. Truschel joined The Boston Company in 2003 and has over 27 years of experience in the industry.

Effective November 16, 2012, in the prospectus for the each of the Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, and Curian Guidance – Institutional Alt 100 Fund in the section entitled “The Adviser and Portfolio Management” and in the prospectus for each of the Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, and Curian Dynamic Risk Advantage – Income Fund in the section entitled “The Adviser, Sub-Adviser, and Portfolio Management,” please delete the second paragraph in its entirety and replace it with the following:

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

This supplement is dated November 16, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV8799 06/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV8799NY 06/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12 04/12.)

CMV10142 11/12

Supplement Dated November 16, 2012
To The Statement of Additional Information
Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective November 19, 2012, please remove all references to Robert J. Eastman with regards to the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.

Effective November 19, 2012, on pages 90-91, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, please delete the sections of the tables for Robert J. Eastman in their entirety and add the following in their place:

The following tables reflect information as of September 30, 2012:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John Truschel	1	$518.8 million	0	$0	1	$44.8 million

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John Truschel	0	$0	0	$0	0	$0

Effective November 19, 2012, on page 92, please delete the section of the table for Robert J. Eastman in its entirety in the section entitled “Security Ownership of Portfolio Managers for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Security Ownership of Portfolio Managers	John Truschel
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated November 16, 2012.

(To be used with JMV8711 04/12 and JMV8711PROXY 04/12.)
CMX10143 11/12